Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net Income (loss)	$ 10,046	$ (86,161)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depletion	18,639	18,841
Accrued interest	0	(1,544)
Gain (loss) on equity investment	32,861	117,318
Write off of accounts payable	(6,233)	(52,834)
Assignment expenses	0	15,073
Changes in net assets:
Increase (decrease) deferred revenue	91,892	0
Increase (decrease) accounts receivable	(31,615)	13,106
Increase (decrease) accounts payable and accrued liabilities	2,351	17,685
Net cash provided by (used in) operating activities	117,941	41,484
Investing activities
Loan receivable given to related parties	(89,353)	(33,555)
Loan repayment received from related parties	0	261,647
Net cash provided by (used in) investing activities	(89,353)	228,092
Financing activities
Advances from related parties	290,229	72,581
Repayment of advances from related parties	(383,840)	(320,112)
Net cash provided by (used in) financing activities	(93,611)	(247,531)
Effect of foreign exchange	7,692	6,512
Increase (decrease) in cash	(57,331)	28,557
Cash, beginning of year	65,186	36,629
Cash, end of year	7,855	65,186
Supplemental Disclosures:
Income taxes paid	0	0
Interest paid	0	0
Non-cash investing and financing activities:
Increase in equity investment	0	6,608
Unrealized gain (loss) on marketable securities	$ (15,518)	$ 26,091